TAXES, CHARGES AND CONTRIBUTIONS PAYABLE (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		R$ 8,097,406	R$ 6,714,520
Current		1,516,170	1,585,936
Non-current		6,581,236	5,128,584
Value added tax receivables	[1]	2,321,798	1,980,977
PIS and COFINS		558,973	517,616
Withholding taxes and contributions	[2]	334,941	326,802
Fistel, INSS, ISS and other taxes		90,806	87,043
Taxes, Charges and Contributions Recoverable.		3,306,518	2,912,438
Fistel
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities	[3]	6,147,772	4,713,786
ICMS
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		1,417,412	1,328,010
PIS and COFINS
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		233,775	370,312
Fust and Funttel
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		106,635	102,773
Other taxes
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		R$ 191,812	R$ 199,639

[1]	Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$568,579 and R$563,895 on December 31, 2025 and 2024 , respectively.
[2]	Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.
[3]	Refers to outstanding balances from 2020 to 2025 whose enforceability is suspended, according to decisions of the Federal Regional Court of the First Region, and there is no prospect of the judgment being concluded in the short term. The amount is classified as a non-current liability and is updated by the Selic rate.